Related Party Transactions (Details) - USD ($)					1 Months Ended					12 Months Ended
	Mar. 05, 2021	Feb. 03, 2021	Feb. 02, 2021	Nov. 12, 2020	Oct. 29, 2021	Sep. 30, 2021	Sep. 25, 2021	Sep. 24, 2021	Sep. 21, 2021	Dec. 31, 2022	Dec. 31, 2021	Aug. 04, 2022
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)										234,500
Revenue										$ 1,600,000	$ 800,000
Accounts receivable related parties										800,000	300,000
Other expenses										2,100,000	300,000
Affiliate revenue payable related to engineering services										$ 400,000	200,000
Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)										$ 5.96
Sponsor forfeited (in Shares)					381,250
Fair value of founder shares										$ 9,680,000
Borrowed under the promissory note								$ 188,805
Working capital aggregate						$ 250,000
Description of Working capital note										Up to an aggregate of $1,500,000 outstanding under the Working Capital Loans may be convertible into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant at the option of the lender, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants. If the Company completes an Initial Business Combination, the Company would repay the Working Capital Loans, unless they are converted into warrants. In the event that an Initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay the Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans.
Warrant description										The Sponsor will have the option, at any time on or prior to the Maturity Date, to convert up to $1,000,000 outstanding under the Working Capital Note into warrants to purchase Class A ordinary shares at a conversion price of $1.00 per warrant, with each warrant entitling the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to the same adjustments applicable to the Private Placement Warrants.
Outstanding under working capital loans										$ 625,000	0
Administrative service fees									$ 15,000
Administrative service fees										180,000	48,000
Compensation services										150,000	40,000
Fees amount										41,667	0
Related party transactions										112,480	63,678
Due to related party										$ 112,448	1,032
Inflection Point Acquisition Corp. [Member] | IPO [Member]
Related Party Transactions (Details) [Line Items]
Investor purchasing percentage										100.00%
Inflection Point Acquisition Corp. [Member] | Proposed public offering [Member]
Related Party Transactions (Details) [Line Items]
Other expenses			$ 300,000
Class A Ordinary Shares [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Non-redemption shares (in Shares)						1,386,989
COS [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Services rendered							$ 12,500
Founder Share [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payment		$ 25,000
Price per share (in Dollars per share)		$ 0.003
Description of stock split	the Company effected a 1.2 to 1 share recapitalization with respect to its Class B ordinary shares, resulting in the Sponsor holding an aggregate of 8,625,000 Founder Shares.
Aggregate of founder shares (in Shares)										1,625,000
Price per share (in Dollars per share)										$ 12
Founder Share [Member] | Inflection Point Acquisition Corp. [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares (in Shares)	1,125,000
Founder Share [Member] | Class B Ordinary Shares [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Offering and formation costs in consideration (in Shares)		7,187,500
Sponsor [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Sponsor agreed to loan												$ 1,000,000
Kingstown [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Forward purchase shares (in Shares)									5,000,000
Kingstown [Member] | Class A Ordinary Shares [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Price per share (in Dollars per share)									$ 10
Forward purchase shares (in Shares)									5,000,000
Kingstown [Member] | Private Placement [Member] | Inflection Point Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Agreement amount									$ 50,000,000
KBR, Inc. [Member]
Related Party Transactions (Details) [Line Items]
Affiliate revenue payable related to engineering services										$ 1,900,000	1,300,000
Ownership rate				10.00%
Accounts receivable										300,000	200,000
X Energy, LLC [Member]
Related Party Transactions (Details) [Line Items]
Affiliate accounts payable related to energy expenses										100,000	0
Penumbra, LLC [Member]
Related Party Transactions (Details) [Line Items]
Expenses with related to management fees										$ 100,000	$ 200,000